Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator
Allocation of net income attributable to Baidu, Inc.		¥ 9,876	$ 1,550	¥ 22,384	¥ 1,980
Numerator
Numerator for diluted EPS calculation		9,876	1,550	22,384	1,952
Class A Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.		¥ 7,871	$ 1,235	¥ 17,683	¥ 1,571
Denominator
Denominator used for basic EPS	[1]	2,198	2,198	2,158	2,211
Earnings per share - basic | (per share)	[1]	¥ 3.58	$ 0.56	¥ 8.19	¥ 0.71
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation		¥ 7,910	$ 1,242	¥ 17,723	¥ 1,549
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares		1,966	308	4,661	403
Numerator for diluted EPS calculation		¥ 9,876	$ 1,550	¥ 22,384	¥ 1,952
Denominator
Weighted average ordinary shares outstanding	[1]	2,198	2,198	2,158	2,211
Conversion of Class B to Class A ordinary shares	[1]	560	560	574	576
Share-based awards	[1]	56	56	24	4
Denominator used for diluted EPS	[1]	2,814	2,814	2,756	2,791
Earnings per share - diluted | (per share)	[1]	¥ 3.51	$ 0.55	¥ 8.12	¥ 0.70
Class A Ordinary Shares | American Depositary Shares
Denominator
Denominator used for basic EPS	[1]	275	275	270	276
Earnings per share - basic | (per share)	[1]	¥ 28.64	$ 4.49	¥ 65.54	¥ 5.68
Denominator
Weighted average ordinary shares outstanding	[1]	275	275	270	276
Denominator used for diluted EPS	[1]	352	352	344	349
Earnings per share - diluted | (per share)	[1]	¥ 28.07	$ 4.40	¥ 64.98	¥ 5.60
Class B Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.		¥ 2,005	$ 315	¥ 4,701	¥ 409
Denominator
Denominator used for basic EPS	[1]	560	560	574	576
Earnings per share - basic | (per share)	[1]	¥ 3.58	$ 0.56	¥ 8.19	¥ 0.71
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation		¥ 1,966	$ 308	¥ 4,661	¥ 403
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares		0	0	0	0
Numerator for diluted EPS calculation		¥ 1,966	$ 308	¥ 4,661	¥ 403
Denominator
Weighted average ordinary shares outstanding	[1]	560	560	574	576
Conversion of Class B to Class A ordinary shares	[1]	0	0	0	0
Share-based awards	[1]	0	0	0	0
Denominator used for diluted EPS	[1]	560	560	574	576
Earnings per share - diluted | (per share)	[1]	¥ 3.51	$ 0.55	¥ 8.12	¥ 0.70

[1]	Basic and diluted net earnings per share, the number of shares and the adjustments for dilutive restricted shares and share options for the years ended December 31, 2019 and 2020 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that took effect on March 1, 2021, as detailed in Note 1.